September 2, 2010

Office of Filings, Information & Consumer Services Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:	Form N-14 for Eaton Vance Growth Trust (the “Registrant”)
Post-Effective Amendment No. 2 (1933 Act File No. 333-168122) (the “Amendment”)

Dear Sir or Madam:

     On behalf of the above-referenced Registrant, transmitted herewith for filing on behalf of Eaton Vance Multi-Cap Growth Fund (the “Multi-Cap Fund”), a series of the Registrant, pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”) and Rule 485(b) thereunder, (2) the General Instructions to Form N-14, and (3) Rules 101 and 102 under Regulation S-T, is Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-14 previously filed with the Securities and Exchange Commission on July 15, 2010 (Accession No. 0000940394-10-000720) and amended on August 30, 2010 (Accession No. 0000940394-10-000925 (the “Registration Statement”).

     The Amendment transmitted herewith contains a conformed signature page, the manually signed original of which is maintained at the office of the Registrant. The Amendment is being made to include a revised exhibit to the Registration Statement. The Amendment has been marked to show the changes made to the Registration Statement filed on August 30, 2010.

     As internal counsel of the Registrant, I have reviewed the Amendment to the Registration Statement being transmitted electronically concurrently herewith, which Amendment will become effective on the date set forth on the facing sheet for the Amendment, pursuant to Rule 485(b) under the 1933 Act. It is my view that the Amendment does not contain disclosures which would render it ineligible to become effective pursuant to Rule 485(b).

     If you have any questions or comments concerning the foregoing, please contact the undersigned at (617) 672-8879 or fax (617) 672-1879.

Very truly yours, /s/ Katy D. Burke Katy D. Burke, Esq. Vice President